Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

6.           Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiary operating in Hong Kong is subject to income taxes as described below.

The subsidiary operating in Hong Kong was subject to a two-tiered profits tax rates regime at the rate of 8.25% for the first HK$2,000 assessable profits and at 16.5% over HK$2,000 assessable profits for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	HK$	HK$	HK$

Current tax
- Hong Kong	147	160	172
- Other countries	632	680	735
	779	840	907

6.           Income Taxes (Continued)

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	76	142	191
Current tax in other jurisdictions	632	681	735
Effect of income not chargeable for tax purpose	(15)	(3)	(32)
Effect of expenses not deductible for tax purpose	60	10	—
Tax effect of unused tax losses not recognized	26	10	13
	779	840	907